New Standards Recently Issued	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
New Standards Recently Issued	NEW STANDARDS RECENTLY ISSUED
A number of new standards are effective for annual periods beginning after January 1, 2023 and earlier application is permitted; however, PEMEX has not early adopted the new or amended standards in preparing these consolidated financial statements.
The following amended standards and interpretations are not expected to have a significant impact on the PEMEX’s consolidated financial statements:
i. Applicable as of January 1, 2023
•Insurance Contracts (Amendments to IFRS 17)
•Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
•Definition of Accounting Estimates (Amendments to IAS 8)
•Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
•Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
ii. Applicable as of January 1, 2024
•Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)